Interest and Finance Costs, net	6 Months Ended
Jun. 30, 2016
Interest and Finance Costs, net [Abstract]
Interest and Finance Costs, net

6.Interest and Finance Costs, net

	Three months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015
Interest expense	9,277	7,937	18,195	15,665
Less: Interest capitalized	(1,084)	(719)	(2,355)	(1,347)

Interest expense, net	8,193	7,218	15,840	14,318
Interest swap cash settlements non-hedging	1,086	1,134	1,086	1,134
Bunkers swap cash settlements	—	1,634	266	4,617
Amortization of loan fees	343	286	676	580
Bank charges	80	32	141	70
Finance project costs expensed	—	402	—	1,261
Change in fair value of non-hedging financial instruments	(1,690)	(2,766)	(2,050)	(5,553)

Net total	8,012	7,940	15,959	16,427

At June 30, 2016, the Company was committed to six floating-to-fixed interest rate swaps with major financial institutions covering notional amounts aggregating to $251,080, maturing from May 2018 through January 2023, on which it pays fixed rates averaging 2.64% and receives floating rates based on the six-month London interbank offered rate (“LIBOR”) (Note 11).

At June 30, 2016 and December 2015, the Company held six interest rate swap agreements, designated and qualifying as cash flow hedges, in order to hedge its exposure to interest rate fluctuations associated with its debt covering notional amounts aggregating to $251,080 and $239,549, respectively. The fair value of such financial instruments as of June 30, 2016 and December 31, 2015, in aggregate amounted to $10,530 (negative) and $7,847 (negative), respectively. The net amount of cash flow hedge losses at June 30, 2016, that is estimated to be reclassified into earnings within the next twelve months to June 30, 2017 is $3,518.

At December 31, 2015, the Company held one interest rate swap that did not meet hedge accounting criteria and expired on April 10, 2016. As such, the changes in its fair values during the first half of 2016 and 2015 have been included in change in fair value of non-hedging financial instruments in the table above, and amounted to a gain of $1,040 and $1,241, respectively.

At June 30, 2016 and December 31, 2015, the Company held fourteen and twelve call option agreements, respectively, in order to hedge its exposure to bunker price fluctuations associated with the consumption of bunkers by its vessels. The fair value of these financial instruments as at June 30, 2016 and December 31, 2015, was $1,164 (positive) and $154 (positive), respectively. The changes in their fair values during the first half of 2016 and 2015 amounting to $1,010 (positive) and $5,907 (positive) respectively have been included in change in fair value of non-hedging financial instruments in the table above as such agreements do not meet the hedging criteria. In the first quarter of 2016, the Company entered into two call option agreements. The premium paid for the call options was $266.

At June 30, 2015, the Company held three bunker put option agreements in order to reduce the losses of the bunker swap agreements previously entered into. The value of those put options at June 30, 2015, was $534 (positive). The change in their fair value in the first half of 2015 was $1,909 (negative). In the first half of 2015 the Company entered into two call option agreements for the same reasons as for the put options. The premium paid for the call option was $314 and it equals their fair market value at June 30, 2015.